VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	$ 2,342,165	$ 1,856,461
Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	2,323,547	1,839,071	$ 1,136,204
Collateral Pledged
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	2,342,200	$ 1,856,500
Flex Rainbow, Flex Enterprise, And Flex Endeavour | Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	$ 903,200